GOING CONCERN AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2023	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Net loss			$ 211,277	$ 167,047	$ 984,790	$ 236,871
Working capital deficit			1,141,371		950,791
Accumulated deficit			15,325,692		15,117,963	14,129,625
Proceeds from exercise of warrants			$ 50,000		50,000
Proceeds from sale of common stock						$ 560,000
Number of shares issued		100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock	$ 100,000
Number of shares issued	400,000